AMERICAN NATIONAL INSURANCE COMPANY

Wealth Quest III Variable Annuity
Supplement dated February 1, 2002, to the Prospectus dated May 1, 2001

The following information supplements the prospectus for the American
 National's Wealth Quest III Variable Annuity prospectus:

The prospectus is being modified to reflect the following changes to the WealthQuest III Variable Annuity:

* The death benefit, which was equal to the Accumulation Value, has been improved. The new death benefit is the greater of: (i) the amount of the Accumulation Value on the date notice of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date notice of death is received at our home office.

* The mortality and expense risk fees have been reduced. The mortality and expense risk fees have dropped from 1.25% to 1.10% for the base policy, from 1.37% to 1.20% for the minimum guaranteed death benefit rider, from 1.50% to 1.30% for the 3% guaranteed death benefit rider, and from 1.67% to 1.45% for the 5% guaranteed death benefit rider.

More specifically, the prospectus is amended in the following respects:

The section entitled "What is the death benefit under the contract?" on page 8 is amended to read as follows:

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date notice of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date notice of death is received at our home office. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See "Death Benefit Before Annuity Date" on page 34.)

The section entitled "What are the charges and deductions under the contract?" on pages 8 and 9 is amended to read as follows:

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn.

You will also be charged an annual contract fee of $35 unless

* all of your Accumulation Value is in the Fixed Account, or
* your Accumulation Value is greater than $50,000 on the last day of a Contract Year.

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We charge a mortality risk fee and an expense
risk fee to meet our death benefit
obligations and to pay expenses not covered by the annual contract fee. The mortality risk fee is 0.70% and the expense risk fee is 0.40% on an annual basis. If you select an Enhanced Death Benefit Rider, we will charge you a higher mortality risk fee.

We also charge a daily administrative fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

We may make additional charges for premium taxes when incurred.

The table of Separate Account Annual Expenses on page 11 is amended to read as follows:


                                           Base Policy Plus
				        Enhanced Death Benefit

                                       Base    Guar.  3% Rider   5% Rider
                                       Policy  Min.
                                       Only    Rider
(as Percentage of average net assets)
Mortality Risk                         0.70%  0.80%   0.90%     1.05%
Expense Risk Fee                       0.40%  0.40%   0.40%     0.40%
Administrative Asset Fee               0.10%  0.10%   0.10%     0.10%
Total Separate Account
Annual Expenses                        1.20%  1.30%   1.40%     1.55%


The section entitled "Expenses During the Annuity Period" on pages 19 thru 21 is amended to read as follows:

During the Annuity Period, we will charge the separate account a mortality risk fee of 0.70% and an expense risk fee of 0.40%. The Eligible Portfolios in which you have invested will charge the portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Example: Accumulation Period
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets (regardless of whether the surrender proceeds are paid to the Contract Owner, applied under the Systematic Withdrawal Program, or applied under an annuity option):

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   Fund	                                       1 Year 3 Year 5 Years 10 Years

American National Growth Portfolio              $ 90   $137   $175   $287
American National Equity Income  Portfolio      $ 91   $138   $177   $292
American National Balanced Portfolio            $ 90   $138   $176   $290
American National Money Market Portfolio        $ 90   $137   $175   $287
American National High Yield Bond Portfolio     $ 90   $135   $171   $280
American National International Stock Portfolio $ 92   $143   $186   $309
American National Small Cap/Mid Cap Portfolio   $ 96   $155   $205   $347
American National Government Bond Portfolio     $ 85   $122   $149   $234
T. Rowe Price Equity Income Portfolio           $ 90   $136   $174   $285
T. Rowe Price Mid-Cap Growth Portfolio          $ 90   $136   $174   $285
T. Rowe Price International Stock Portfolio     $ 92   $142   $184   $305
T. Rowe Price Limited--Term Bond Portfolio      $ 89   $132   $166   $270
Fidelity  Mid-Cap Manager Portfolio             $ 91   $140   $181   $299
Fidelity  Index 500 Portfolio                   $ 89   $134   $169   $276
Fidelity  Contrafund Portfolio                  $ 91   $138   $177   $292
Fidelity  Aggressive Growth Portfolio           $ 95   $151   $199   $334
Fidelity  Growth Opportunities Portfolio        $ 91   $139   $179   $295
MFS Capital Opportunities Portfolio             $ 91   $138   $177   $291
MFS Research    Portfolio                       $ 90   $136   $174   $285
MFS Investors Trust Portfolio                   $ 90   $137   $175   $287
Federated Utility Fund II Portfolio             $ 91   $138   $177   $291
Federated Growth Strategies Portfolio           $ 90   $137   $174   $286
Federated International Small Co. F II Port.    $ 96   $155   $205   $347
Federated High Income Bond Portfolio            $ 89   $134   $169   $276
Federated Equity Income Fund II Portfolio       $ 91   $139   $179   $295
Alger American Small Capitalization Portfolio   $ 90   $138   $176   $290
Alger American Growth Portfolio                 $ 89   $135   $171   $279
Alger American MidCap Growth Portfolio          $ 90   $136   $173   $284
Alger American Leveraged AllCap Portfolio       $ 90   $138   $176   $290
Alger American Balanced Portfolio               $ 90   $137   $175   $288
Alger American Income & Growth Portfolio        $ 89   $132   $166   $270
MFS Emerging Growth Portfolio                   $ 90   $136   $174   $285
INVESCO VIF Dynamics Portfolio                  $ 92   $143   $186   $308
INVESCO VIF Health Science Portfolio            $ 92   $143   $185   $306
INVESCO VIF Small Company Portfolio             $ 95   $151   $199   $335
INVESCO VIF Telecommunications Portfolio        $ 92   $142   $184   $306
INVESCO VIF Financial Services Portfolio        $ 92   $143   $186   $308
INVESCO VIF Real Estate Opportunity Portfolio   $ 98   $161   $216   $368
INVESCO VIF Technology Portfolio                $ 92   $141   $182   $302
INVESCO VIF Utilities Portfolio                 $ 93   $147   $192   $321

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If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

  Fund	                                       1 Year 3 Year 5 Years 10 Years

American National Growth Portfolio             $ 26   $ 79   $135    $287
American National Equity Income  Portfolio     $ 26   $ 80   $137    $292
American National Balanced Portfolio           $ 26   $ 80   $136    $290
American National Money Market Portfolio       $ 26   $ 79   $135    $287
American National High Yield Bond Portfolio    $ 25   $ 77   $131    $280
American National International Stock Port.    $ 28   $ 86   $146    $309
American National Small Cap/Mid Cap Portfolio  $ 32   $ 98   $166    $347
American National Government Bond Portfolio    $ 20   $ 63   $109    $234
T. Rowe Price Equity Income Portfolio          $ 25   $ 78   $134    $285
T. Rowe Price Mid-Cap Growth Portfolio         $ 25   $ 78   $134    $285
T. Rowe Price International Stock Portfolio    $ 27   $ 84   $144    $305
T. Rowe Price Limited--Term Bond Portfolio     $ 24   $ 74   $126   $270
Fidelity  Mid-Cap Manager Portfolio            $ 27   $ 82   $141   $299
Fidelity  Index 500 Portfolio                  $ 25   $ 76   $129   $276
Fidelity  Contrafund Portfolio                 $ 26   $ 80   $137   $292
Fidelity  Aggressive Growth Portfolio          $ 31   $ 93   $159   $334
Fidelity  Growth Opportunities Portfolio       $ 26   $ 81   $139   $295
MFS Capital Opportunities Portfolio            $ 26   $ 80   $137   $291
MFS Research    Portfolio                      $ 25   $ 78   $134   $285
MFS Investors Trust Portfolio                  $ 26   $ 79   $135   $287
Federated Utility Fund II Portfolio            $ 26   $ 80   $137   $291
Federated Growth Strategies Portfolio          $ 26   $ 79   $134   $286
Federated International Small Co. F II Port.   $ 32   $ 98   $166   $347
Federated High Income Bond Portfolio           $ 25   $ 76   $129   $276
Federated Equity Income Fund II Portfolio      $ 26   $ 81   $139   $295
Alger American Small Capitalization Portfolio  $ 26   $ 80   $136   $290
Alger American Growth Portfolio                $ 25   $ 76   $131   $279
Alger American MidCap Growth Portfolio         $ 25   $ 78   $133   $284
Alger American Leveraged AllCap Portfolio      $ 26   $ 80   $136   $290
Alger American Balanced Portfolio              $ 26   $ 79   $135   $288
Alger American Income & Growth Portfolio       $ 24   $ 74   $126   $270
MFS Emerging Growth Portfolio                  $ 25   $ 78   $134   $285
INVESCO VIF Dynamics Portfolio                 $ 28   $ 85   $146   $308
INVESCO VIF Health Science Portfolio           $ 28   $ 85   $145   $306
INVESCO VIF Small Company Portfolio            $ 31   $ 94   $159   $335
INVESCO VIF Telecommunications Portfolio       $ 28   $ 85   $144   $306
INVESCO VIF Financial Services Portfolio       $ 28   $ 85   $146   $308
INVESCO VIF Real Estate Opportunity Portfolio  $ 34   $104   $177   $368
INVESCO VIF Technology Portfolio               $ 27   $ 83   $142   $302
INVESCO VIF Utilities Portfolio                $ 29   $ 89   $152   $321

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You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of state premium taxes assessed.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. For purposes of computing the expense of the annual contract fee, the dollar amounts shown in the examples are based on a single Purchase Payment of $1,000. The tables reflect expenses of the separate account and the Eligible Portfolios.
The examples assume that any waiver or reimbursement policies for the Eligible Portfolios are in effect for the time periods presumed. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the separate account's assets or reductions from Accumulation Value. These expenses are taken in consideration in computing each Portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit.
Actual expenses may be more or less than shown.
As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. For a more complete description of the management fees for the American National Fund, the Fidelity Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund and the Alger American Fund, see their prospectuses.

The separate account charges reflected in the examples include the maximum mortality risk fee which accompanies the 5% guaranteed death benefit rider. If no or a different Enhanced Death Benefit Rider is elected, the actual expenses incurred will be less than those represented in the examples.

The section entitled "Mortality and Expense Risk Fees" on page 30 is amended to read as follows:

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a 0.70% per annum, mortality risk fee and a 0.40% per annum expense risk fee will be assessed daily against the separate account during both the Accumulation Period and Annuity Period. If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality risk fee will be 0.80% for Contracts which include the minimum guaranteed death benefit rider. The mortality risk fee will be 0.90% for Contracts which include the 3% guaranteed death benefit rider. The mortality risk fee will be 1.05% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit value for the Contracts without an Enhanced Death Benefit rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees.

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The section entitled "Death Benefit Before Annuity Date" on pages 34 and 35 is amended to read as follows:

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of: (i) Accumulation Value, or (ii) the sum of Purchase Payments made less any withdrawals.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider.
The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the annuity date. If you are not an individual, the enhanced death benefit applies to the Annuitant's death.
If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit rider.
We will charge a higher mortality risk fee if you select one of the riders.
An Enhanced Death Benefit Rider can only be elected at the Date of Issue.
If selected, the rider
cannot be changed or terminated unless the entire Contract is terminated.
The rider expires on the Annuity Date. We offer three optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider;

(2)	3% guaranteed death benefit rider; and

(3)     5% guaranteed death benefit rider.




PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS
FOR FUTURE REFERENCE


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